Pension and Severance Plans (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Components of net periodic benefit costs
Amortization of net transition asset	¥ 79
Japanese Plans [Member]
Components of net periodic benefit costs
Service cost	29,589	30,980	28,652
Interest cost	16,067	15,402	15,208
Expected return on plan assets	(17,987)	(16,969)	(18,950)
Recognized actuarial loss	11,802	16,000	12,440
Amortization of prior service costs	(10,391)	(10,391)	(10,358)
Net periodic benefit costs	29,080	35,022	26,992
Foreign Plans [Member]
Components of net periodic benefit costs
Service cost	4,160	3,645	10,557
Interest cost	11,165	12,083	11,869
Expected return on plan assets	(9,135)	(8,652)	(10,569)
Amortization of net transition asset	20	67	212
Recognized actuarial loss	2,911	857	507
Amortization of prior service costs	(32)	30	(262)
Losses (gains) on curtailments and settlements	(31)	1,766	1,569
Net periodic benefit costs	¥ 9,058	¥ 9,796	¥ 13,883